Carrying amount and classification of assets related to the Corporation's variable interests in non-consolidated VIEs and maximum exposure to loss (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	$ 28,324	$ 46,308
Liabilities	(2,685)	(3,621)
Net assets	25,639	42,687
Variable Interest Entity Entity Maximum Loss Exposure Amount	25,639	42,687
PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	142,331	191,197
Liabilities	(12,960)	(20,808)
Net assets	129,371	170,389
Variable Interest Entity Entity Maximum Loss Exposure Amount	129,371	170,389
Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	112,802	114,853
Variable Interest Entity Entity Maximum Loss Exposure Amount	112,802	114,853
Loan | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	4,652	19,647
Loan | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	110,643	160,283
Acquisition Loan [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	0	3,233
Acquisition Loan [Member] | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	97,193	157,660
Advances Working Capital Line [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	426	390
Advances Working Capital Line [Member] | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	990	1,196
Advances Advance Facility [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	4,226	16,024
Advances Advance Facility [Member] | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	12,460	1,427
Accrued Income Receivable [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Net assets	22	65
Accrued Income Receivable [Member] | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	314	436
Other Assets Member | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	8,974	1,416
Other Advances [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	8,974	1,416
Equity Method Investments [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	23,650	26,596
Equity Method Investments [Member] | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	31,374	30,478
Servicing Asset At Fair Value Amount [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	103,828	113,437
Mortgage Servicing Rights [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	103,828	113,437
Deposits Member | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Liabilities	(2,685)	(3,621)
Deposits Member | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Liabilities	$ (12,960)	$ (20,808)